Taxes (Details)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Taxes
Statutory PRC income tax rate	25.00%	25.00%	25.00%
Effect of income tax exemption (a)	(40.90%)	(50.80%)	(41.00%)
Favorable tax rate impact (a)	(13.30%)	(14.80%)	(0.30%)
Permanent difference	0.00%	0.10%	(8.20%)
Changes of deferred tax assets valuation allowances	(5.80%)	7.20%	2.00%
Non-PRC entities not subject to PRC income tax	19.40%	27.70%	23.60%
Total	11.00%	(5.60%)	1.10%